GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 16.19%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2A Class AR 1.36%, 10/25/2033 3-mo. LIBOR + 1.10%	$ 1,981,484
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
3,675,000	1.33%, 01/28/2031 3-mo. LIBOR + 1.05%	3,653,005
	Series 2014-4RA Class A
5,000,000	1.33%, 01/28/2031 3-mo. LIBOR + 1.05%	4,968,935
	Series 2020-15A Class AR
2,400,000	1.45%, 07/20/2034 3-mo. LIBOR + 1.20%	2,382,581
4,950,000	Apidos XII Ltd(a)(b) Series 2013-12A Class AR 1.32%, 04/15/2031 3-mo. LIBOR + 1.08%	4,921,651
3,400,000	BlueMountain XXXI Ltd(a)(b) Series 2021-31A Class A1 1.40%, 04/19/2034 3-mo. LIBOR + 1.15%	3,376,193
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 1.51%, 04/25/2034 3-mo. LIBOR + 1.25%	3,355,661
	Cathedral Lake VII Ltd(a)(b)
	Series 2021-7RA Class C
350,000	2.81%, 01/15/2032 3-mo. LIBOR + 2.57%	337,030
	Series 2021-7RA Class D
700,000	4.52%, 01/15/2032 3-mo. LIBOR + 4.28%	670,823
2,400,000	Crown City III(a)(b) Series 2021-1A Class A1A 1.42%, 07/20/2034 3-mo. LIBOR + 1.17%	2,372,628
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 1.52%, 05/15/2031 3-mo. LIBOR + 1.01%	4,219,145
751,704	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.91%, 04/25/2035 3-mo. LIBOR + 0.65%	750,809
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	464,127
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 1.27%, 04/20/2031 3-mo. LIBOR + 1.02%	4,558,697
800,000	Gulf Stream Meridian Ltd(a)(b) Series 2021-IIIA Class A2 1.99%, 04/15/2034 3-mo. LIBOR + 1.75%	795,448
1,750,000	ICG Ltd(a)(b) Series 2021-1A Class C 2.44%, 04/17/2034 3-mo. LIBOR + 2.20%	1,716,157
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,500,000	Jamestown XVI Ltd(a)(b) Series 2021-16A Class A 1.46%, 07/25/2034 3-mo. LIBOR + 1.20%	$ 2,485,637
650,000	Lupdateer Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 1.60%, 12/13/2038 1-mo. LIBOR + 1.20%	645,675
3,074,291	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 0.99%, 04/15/2029 3-mo. LIBOR + 0.75%	3,059,639
700,000	MF1 Multifamily Housing Mortgage Loan Trust(a)(b) Series 2021-FL6 Class A 1.57%, 07/16/2036 1-mo. LIBOR + 1.10%	694,389
840,485	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 1.01%, 05/25/2057 1-mo. LIBOR + 0.55%	828,625
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 1.33%, 01/15/2030 3-mo. LIBOR + 1.09%	4,974,165
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 3.49%, 04/18/2031 3-mo. LIBOR + 3.25%	230,147
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.37%, 07/26/2031 3-mo. LIBOR + 1.10%	3,968,732
2,000,000	TCW Ltd(a)(b) Series 2021-1A Class A 1.42%, 03/18/2034 3-mo. LIBOR + 1.17%	1,983,898
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 2.51%, 01/25/2034 3-mo. LIBOR + 2.25%	1,933,448
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 1.39%, 01/20/2031 3-mo. LIBOR + 1.14%	6,590,137
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 1.32%, 01/20/2031 3-mo. LIBOR + 1.07%	6,611,683
TOTAL ASSET-BACKED SECURITIES — 16.19% (Cost $75,184,604)		$74,530,549
CORPORATE BONDS AND NOTES
Basic Materials — 0.27%
210,000	ArcelorMittal SA(c) 4.25%, 07/16/2029	213,238
185,000	CF Industries Inc 5.38%, 03/15/2044	208,016

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	$ 219,838
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	369,388
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	226,999
		1,237,479
Communications — 2.09%
2,000,000	AT&T Inc 2.30%, 06/01/2027	1,905,545
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,866,620
250,000	Expedia Group Inc 2.95%, 03/15/2031	231,461
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	412,986
205,000	Netflix Inc 4.88%, 04/15/2028	214,995
	Prosus NV
380,000	3.26%, 01/19/2027(a)	347,154
590,000	3.68%, 01/21/2030	516,887
185,000	Telecom Italia Capital SA 7.20%, 07/18/2036	179,913
	T-Mobile USA Inc
1,875,000	3.75%, 04/15/2027	1,885,960
230,000	3.38%, 04/15/2029	218,760
1,750,000	Verizon Communications Inc 4.33%, 09/21/2028	1,846,030
		9,626,311
Consumer, Cyclical — 1.19%
125,000	AutoNation Inc 1.95%, 08/01/2028	111,875
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	456,706
825,000	1.25%, 01/08/2026	754,931
310,000	Lennar Corp 4.75%, 11/29/2027	322,936
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	212,575
	Lowe's Cos Inc
525,000	1.30%, 04/15/2028(c)	467,540
425,000	1.70%, 09/15/2028	384,639
1,725,000	Magallanes Inc(a) 4.05%, 03/15/2029	1,733,555
650,000	Marriott International Inc 2.85%, 04/15/2031	593,250
215,000	Mattel Inc(a) 5.88%, 12/15/2027	224,911
215,000	Newell Brands Inc 4.88%, 06/01/2025	221,931
		5,484,849
Principal Amount		Fair Value
Consumer, Non-Cyclical — 3.06%
$ 1,075,000	AbbVie Inc 3.20%, 11/21/2029	$ 1,062,217
110,000	Adventist Health System 2.95%, 03/01/2029	107,057
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 3.65%, 02/01/2026	766,509
375,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	366,988
675,000	Banner Health 2.34%, 01/01/2030	626,936
	Baxter International Inc(a)
500,000	2.27%, 12/01/2028	463,197
550,000	2.54%, 02/01/2032	502,226
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	216,587
925,000	Becton Dickinson and Co 3.70%, 06/06/2027	938,430
275,000	Bristol Myers Squibb Co(c) 2.95%, 03/15/2032	269,012
235,000	Centene Corp 2.50%, 03/01/2031	207,395
925,000	Cigna Corp 4.13%, 11/15/2025	953,397
925,000	Constellation Brands Inc 3.70%, 12/06/2026	933,048
925,000	CVS Health Corp 3.88%, 07/20/2025	943,606
755,000	Emory University 2.14%, 09/01/2030	707,600
950,000	GSK Consumer Healthcare Capital US LLC(a) 3.38%, 03/24/2027	949,987
200,000	HCA Inc 5.63%, 09/01/2028	216,250
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a) 3.75%, 12/01/2031	213,494
375,000	JDE Peet's NV(a) 1.38%, 01/15/2027	336,633
1,025,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,080,846
170,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	202,725
225,000	Pilgrim's Pride Corp(a) 4.25%, 04/15/2031	208,125
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	223,617
255,000	Rush Obligated Group 3.92%, 11/15/2029	260,420
900,000	S&P Global Inc(a) 4.25%, 05/01/2029	947,760
180,000	Stanford Health Care 3.31%, 08/15/2030	180,138
130,000	Sutter Health 2.29%, 08/15/2030	117,593
60,000	University of Chicago 5.42%, 10/01/2030	66,812
		14,068,605

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — 2.09%
$ 1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	$ 1,271,000
220,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	221,100
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	220,160
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	1,018,202
325,000	5.50%, 06/01/2027	349,258
205,000	EQT Corp 6.63%, 02/01/2025	216,534
200,000	Lukoil International Finance BV 4.75%, 11/02/2026	110,000
1,440,000	Lukoil Securities BV 3.88%, 05/06/2030	764,741
525,000	Lundin Energy Finance BV(a) 2.00%, 07/15/2026	488,863
1,050,000	MPLX LP 1.75%, 03/01/2026	983,881
180,000	Ovintiv Inc 6.50%, 08/15/2034	213,647
150,000	Phillips 66 1.30%, 02/15/2026	140,171
	Qatar Energy(a)
760,000	2.25%, 07/12/2031	699,306
510,000	3.30%, 07/12/2051	468,089
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	853,209
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	951,569
270,000	Targa Resources Corp 4.20%, 02/01/2033	272,463
210,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 01/15/2029	225,347
150,000	TechnipFMC PLC(a) 6.50%, 02/01/2026	155,437
		9,622,977
Financial — 3.69%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,086,819
675,000	3.00%, 10/29/2028	622,476
250,000	3.30%, 01/30/2032	225,365
375,000	Air Lease Corp 2.88%, 01/15/2026	361,940
925,000	American International Group Inc 3.90%, 04/01/2026	948,285
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	298,476
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	493,077
200,000	Banco Santander SA 2.75%, 12/03/2030	176,019
Principal Amount		Fair Value
Financial — (continued)
$ 925,000	Bank of America Corp 4.18%, 11/25/2027	$ 943,081
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	970,057
625,000	1.32%, 01/13/2027	569,105
950,000	BPCE SA(a) 1.65%, 10/06/2026	876,602
875,000	Citigroup Inc 0.78%, 10/30/2024	845,321
950,000	Crown Castle International Corp REIT 3.65%, 09/01/2027	943,105
375,000	Deutsche Bank AG 2.13%, 11/24/2026	347,622
400,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	357,542
320,000	Huarong Finance II Ltd 4.63%, 06/03/2026	312,000
450,000	ING Groep NV 4.02%, 03/28/2028	452,473
	Invitation Homes Operating Partnership LP REIT
300,000	2.30%, 11/15/2028	271,392
445,000	2.00%, 08/15/2031	380,016
375,000	JPMorgan Chase & Co 4.02%, 12/05/2024	381,003
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	223,010
550,000	Macquarie Bank Ltd(a) 3.05%, 03/03/2036	484,388
725,000	Morgan Stanley 2.48%, 09/16/2036	621,574
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	213,604
975,000	NatWest Group PLC 4.27%, 03/22/2025	986,309
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	214,755
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	226,608
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,922,086
225,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	219,134
		16,973,244
Industrial — 0.80%
215,000	AECOM 5.13%, 03/15/2027	219,887
235,000	Atkore Inc(a) 4.25%, 06/01/2031	218,550
300,000	Berry Global Inc 1.57%, 01/15/2026	279,473
650,000	Boeing Co 5.15%, 05/01/2030	693,198
250,000	General Electric Co 6.75%, 03/15/2032	314,936

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 235,000	Hillenbrand Inc 3.75%, 03/01/2031	$ 215,025
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	211,206
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,129,012
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	217,863
25,000	Nature Conservancy 1.30%, 07/01/2028	22,066
200,000	Waste Management Inc(c) 1.15%, 03/15/2028	178,741
		3,699,957
Technology — 2.19%
	Broadcom Inc(a)
975,000	2.45%, 02/15/2031	869,776
1,925,000	3.14%, 11/15/2035	1,696,103
	Dell International LLC / EMC Corp
150,000	5.85%, 07/15/2025	160,100
950,000	6.02%, 06/15/2026	1,029,067
25,000	5.30%, 10/01/2029	27,231
25,000	6.20%, 07/15/2030	28,491
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	218,663
1,700,000	Fiserv Inc 3.20%, 07/01/2026	1,691,177
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	968,593
1,395,000	HP Inc 4.00%, 04/15/2029	1,389,794
225,000	MSCI Inc(a) 3.63%, 09/01/2030	210,912
550,000	NXP BV / NXP Funding LLC / NXP USA Inc(a) 2.65%, 02/15/2032	495,706
125,000	Skyworks Solutions Inc 3.00%, 06/01/2031	111,280
325,000	VMware Inc 1.80%, 08/15/2028	288,245
215,000	Western Digital Corp 4.75%, 02/15/2026	218,367
	Workday Inc
250,000	3.50%, 04/01/2027	249,935
275,000	3.70%, 04/01/2029	275,614
175,000	3.80%, 04/01/2032	174,667
		10,103,721
Utilities — 0.10%
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	214,991
Principal Amount		Fair Value
Utilities — (continued)
$ 230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	$ 226,276
		441,267
TOTAL CORPORATE BONDS AND NOTES — 15.48% (Cost $77,724,370)		$71,258,410
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	185,952
200,000	3.80%, 05/17/2031	184,260
	Indonesia Government International Bond
4,800,000	4.35%, 01/08/2027	5,098,564
630,000	3.50%, 01/11/2028	645,584
1,650,000	Israel Government International Bond 3.25%, 01/17/2028	1,697,388
	Mexico Government International Bond
740,000	3.25%, 04/16/2030(c)	712,302
530,000	2.66%, 05/24/2031	482,406
	Perusahaan Penerbit SBSN Indonesia III
890,000	4.55%, 03/29/2026	942,848
300,000	4.15%, 03/29/2027	315,450
720,000	Qatar Government International Bond 4.50%, 04/23/2028	784,800
3,110,000	Romanian Government International Bond 3.00%, 02/14/2031	2,871,226
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.02% (Cost $14,986,628)		$13,920,780
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.81%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,602,214
	Series 2022-BNK39 Class A4
1,400,000	2.93%, 02/15/2055	1,350,660
900,000	BX Commercial Mortgage Trust(a)(b) Series 2021-CIP Class A 1.32%, 12/15/2038 1-mo. LIBOR + 0.92%	885,355
650,000	BX Trust(a)(b) Series 2021-ARIA Class C 2.04%, 10/15/2036 1-mo. LIBOR + 1.64%	636,158
2,750,000	BXHPP Trust(a)(b) Series 2021-FILM Class A 1.05%, 08/15/2036 1-mo. LIBOR + 0.65%	2,674,031

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,300,000	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 1.10%, 11/15/2038 1-mo. LIBOR + 0.70%	$ 1,274,696
2,385,319	Extended Stay America Trust(a)(b) Series 2021-ESH Class A 1.48%, 07/15/2038 1-mo. LIBOR + 1.08%	2,356,860
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.43%, 12/15/2036 1-mo. LIBOR + 1.03%	4,243,301
1,477,960	JP Morgan Chase Commercial Mortgage Securities Trust (d) Series 2013-C13 Class A4 3.99%, 01/15/2046	1,492,871
916,402	JP Morgan Mortgage Trust(a)(d) Series 2021-LTV2 Class A1 2.52%, 05/25/2052	843,771
392,355	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 0.95%, 12/15/2037 1-mo. LIBOR + 0.55%	384,233
1,149,840	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL7 Class A 1.66%, 11/25/2036 1-mo. LIBOR + 1.20%	1,139,073
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 0.97%, 07/15/2036 1-mo. LIBOR + 0.57%	2,279,886
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
116,807	1.82%, 11/25/2066(d)	111,771
	Series 2022-1 Class A1
870,597	2.72%, 01/26/2067(e)	846,133
		22,121,013
U.S. Government Agency — 2.16%
	Federal Home Loan Mortgage Corp
1,775	4.50%, 10/01/2025	1,839
554,211	4.50%, 05/01/2049	575,880
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit(a)(b)
	Series 2021-DNA5 Class M2
170,000	1.75%, 01/25/2034 1-mo. SOFR + 1.65%	167,241
	Series 2022-DNA1 Class M1A
500,000	1.10%, 01/25/2042 1-mo. SOFR + 1.00%	493,171
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association
$ 1,670,151	4.50%, 07/01/2048	$ 1,740,272
488,469	4.50%, 02/01/2049	507,324
86,096	4.50%, 01/01/2050	89,321
240,082	4.50%, 02/01/2050	248,602
29,959	4.50%, 08/01/2050	31,058
206,000	Federal National Mortgage Association Connecticut Avenue Securities Trust(a)(b) Series 2021-R03 Class 1M2 1.75%, 12/25/2041 1-mo. SOFR + 1.65%	194,992
	Government National Mortgage Association
2,090,704	4.50%, 10/20/2048	2,175,452
1,570,633	5.00%, 12/20/2048	1,648,971
2,000,000	Uniform Mortgage-Backed Security(f) 4.50%, TBA	2,072,500
		9,946,623
TOTAL MORTGAGE-BACKED SECURITIES — 6.97% (Cost $33,033,789)		$32,067,636
MUNICIPAL BONDS AND NOTES
180,000	Bay Area Toll Authority 1.63%, 04/01/2028	164,808
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	80,521
240,000	Chicago O'Hare International Airport 2.35%, 01/01/2030	222,542
65,000	City of Houston Texas Airport System Revenue 2.24%, 07/01/2029	60,458
30,000	City of New Orleans Louisiana Water System Revenue 1.46%, 12/01/2028	27,095
	City of Tucson Arizona
20,000	1.46%,07/01/2028	18,492
145,000	1.93%,07/01/2031	132,431
85,000	Metropolitan Transportation Authority 5.99%, 11/15/2030	98,586
	Municipal Improvement Corp of Los Angeles
160,000	1.65%,11/01/2028	145,387
490,000	2.07%,11/01/2030	439,284
	Port of Oakland
70,000	1.95%,05/01/2028	64,936
80,000	2.20%,05/01/2031	71,216
35,000	San Jose Financing Authority 1.86%, 06/01/2030	32,070

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	$ 4,533
TOTAL MUNICIPAL BONDS AND NOTES — 0.34% (Cost $1,728,873)		$1,562,359
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
8,170,000	0.13%, 07/15/2026	10,071,915
1,120,000	0.13%, 10/15/2026	1,211,256
11,420,000	0.38%, 01/15/2027	14,087,044
9,900,000	0.38%, 07/15/2027	12,118,627
24,700,000	0.50%, 01/15/2028	30,113,613
32,020,000	0.75%, 07/15/2028	39,136,257
33,500,000	0.88%, 01/15/2029	41,181,438
12,500,000	0.25%, 07/15/2029	14,649,834
6,200,000	0.13%, 01/15/2030	7,153,147
9,400,000	0.13%, 07/15/2030	10,930,453
11,400,000	0.13%, 01/15/2031	13,029,680
20,000,000	0.13%, 07/15/2031	22,311,723
15,130,000	0.13%, 01/15/2032(c)	16,319,067
2,300,000	2.13%, 02/15/2040	4,227,863
900,000	1.38%, 02/15/2044	1,390,552
TOTAL U.S. TREASURY BONDS AND NOTES — 51.68% (Cost $236,243,016)		$237,932,469
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,304,000	BlackRock FedFund Institutional Class(g), 0.23%(h)	1,304,000
1,304,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(g), 0.30%(h)	1,304,000
1,304,000	Goldman Sachs Financial Square Government Fund Institutional Class(g), 0.25%(h)	1,304,000
1,304,000	Invesco Government & Agency Portfolio Institutional Class(g), 0.25%(h)	1,304,000
870,000	JPMorgan U.S. Government Money Market Fund Capital Shares(g), 0.25%(h)	870,000
358,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(g), 0.23%(h)	358,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.40% (Cost $6,444,000)		$6,444,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.75%
$ 3,440,488	Undivided interest of 3.19% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $3,440,488 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(g)	$ 3,440,488
3,440,488	Undivided interest of 3.19% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $3,440,488 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(g)	3,440,488
1,162,361	Undivided interest of 7.42% in a repurchase agreement (principal amount/value $15,668,589 with a maturity value of $15,668,720) with Citigroup Global Markets Inc, 0.30%, dated 3/31/22 to be repurchased at $1,162,361 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 5/3/22 - 8/15/51, with a value of $15,981,961.(g)	1,162,361
TOTAL SHORT TERM INVESTMENTS — 1.75% (Cost $8,043,337)		$8,043,337
TOTAL INVESTMENTS — 96.83% (Cost $453,388,617)		$445,759,540
OTHER ASSETS & LIABILITIES, NET — 3.17%		$14,601,478
TOTAL NET ASSETS — 100.00%		$460,361,018

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(c)	All or a portion of the security is on loan at March 31, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2022. Maturity date disclosed represents final maturity date.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	111	USD	13,639,125	June 2022	$(236,809)
U.S. 2 Year Treasury Note Futures	458	USD	97,060,219	June 2022	(1,123,322)
U.S. 5 Year Treasury Note Futures	259	USD	29,704,063	June 2022	(608,763)
U.S. Ultra Bond Futures	1	USD	177,125	June 2022	(656)
Short
U.S. 10 Year Treasury Ultra Futures	174	USD	23,571,563	June 2022	754,387
U.S. Long Bond Futures	68	USD	10,204,250	June 2022	306,871
				Net Depreciation	$(908,292)
At March 31, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1-day SOFR	1.73%	5,490,000	February 09, 2024	$62,185	Quarterly
3-mo LIBOR	1-mo. LIBOR	34,760,000	July 25, 2024	(96,912)	Quarterly
0.50%	1-day SOFR	5,070,000	March 16, 2025	(210,675)	Quarterly
1.81%	1-day SOFR	5,700,000	February 09, 2028	(129,349)	Quarterly
1-day SOFR	1.25%	5,380,000	March 16, 2029	345,906	Quarterly
2.13%	1-day SOFR	5,500,000	November 15, 2031	21,111	Quarterly
1-day SOFR	1.85%	2,980,000	February 09, 2033	79,952	Quarterly
			Net Appreciation	$72,218
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
1.09%	CPI	27,600,000	June 12, 2023	3,472,828	At Maturity
2.17%	CPI	20,000,000	January 09, 2024	1,948,528	At Maturity
2.35%	CPI	7,400,000	February 18, 2024	714,520	At Maturity
2.25%	CPI	28,200,000	February 20, 2024	2,587,725	At Maturity
2.78%	CPI	19,800,000	May 06, 2024	1,591,270	At Maturity
1.77%	CPI	18,200,000	August 05, 2024	2,169,669	At Maturity
3.97%	CPI	8,000,000	March 10, 2025	24,202	At Maturity
1.72%	CPI	21,200,000	September 23, 2025	3,101,310	At Maturity
2.06%	CPI	13,300,000	December 23, 2025	1,651,390	At Maturity
			Net Appreciation	$17,261,442
Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Government Money Market Mutual Funds and Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 529 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $69,815,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $171,187,500 in inflation swaps for the reporting period.

March 31, 2022